SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Professional fees	$ 236,777
Accrued research and development	77,552	72,906	1,141,727
Deferred grant revenue		159,047	279,808
Accrued scientific advisory board fees	60,032	60,032	58,794
Other accrued liabilities	37,580	52,807	11,331
Total accrued expenses and other liabilities	411,941	344,792	1,491,660
Total accrued expenses and other liabilities	$ 411,941	$ 344,792	$ 1,491,660